Subsequent events	6 Months Ended
Jun. 30, 2013
Subsequent events [Abstract]
Subsequent events
NOTE 10: Subsequent events

On July 1, 2013, we amended our promissory note agreement in the amount of $15,000 dated January 4, 2012 to a convertible note which included accrued interest of $1,625. On July 9, 2013, the Company converted the noted and issued stock in the amount of 3,325,000 or $0.005 per share in consideration for the amount of $16,625.

On July 9, 2013, the Company issued 10,000,000 shares of restricted common stock in consideration for the convertible note dated March 14, 2012 in the amount of $40,000. The shares were converted at a price per share of $0.004 per share.

On July 9, 2013, the Company issued 10,092,748 shares of restricted common stock in consideration for service agreement dated July 9, 2013. The services were valued at the closing value of stock on July 9, 2013, in the amount of $11,102 or $0.0011 per share.

On July 22, 2013, the Company issued 6,924,476 shares of restricted common stock in consideration for stock payable noted on December 31, 2012. The stock was valued at $5,540 or $0.0012 per share.

On July 22, 2013, the Company issued 102,000,000 shares of restricted common stock in consideration for services rendered by the Board of Directors of the Company.  The services were valued at $81,600 or $0.0008 per share.

On July 22, 2013, the Company issued 9,000,000 shares of restricted common stock in consideration for stock payables valued at $0.005 or $45,000.

On July 23, 2013, the Company issued out the 1,000,000 shares of restricted common stock at a value of $600 or $0.006 per share to compensate for the interest and delay of repayment. On April 16, 2013, the Company entered into a promissory note agreement in the amount of $5,000. The Company was to repay this amount back in 30 days. The Company defaulted on this 30 day return of the promissory note and as such we had to issue stock in the amount of 1,000,000 shares.

On July 25, 2013, the Company issued 2,000,000 shares of restricted common stock in consideration for cash valued at $0.005 or $10,000.

On July 25, 2013, the Company issued 2,000,000 shares of restricted common stock in consideration for cash valued at $0.005 or $10,000.

On August 15, 2013, the Company issued 12,000,000 shares of restricted common stock in consideration for services rendered by the Board of Directors of the Company. The services were valued at $20,400 or $0.0017 per share.

On August 15, 2013, the Company issued 6,407,252 shares of restricted common stock in consideration for service agreement dated July 9, 2013. The services were valued at the closing value of stock on August 15, 2013, in the amount of $10,892 or $0.0017 per share.

On August 15, 2013, the Company issued 3,441,720 shares of restricted common stock in consideration for services rendered by former employees of the Company. Based upon Board meeting minutes dated October 9, 2010, the Company issues stock in lieu of cash at a value of $0.10 per share or $349,172.

On August 15, 2013, the Company issued 100,000 shares of restricted common stock in consideration for services rendered by a former employee of the Company. The Company issued stock in inconsideration of employee agreement dated May 5, 2011, in the amount of $0.05 per share or $5,000.

On August 15, 2013, the Company issued 5,000,000 shares of restricted common stock in consideration for consulting services rendered for the Company. The stock is valued at $0.0017 per share or $8,500.

On August 15, 2013, the Company issued 10,000 shares of restricted common stock in consideration for legal services rendered for the Company. The stock is valued at $0.03 per share or $300.

On August 15, 2013, the Company issued 20,334,792 shares of restricted common stock in consideration for stock payable noted on December 31, 2012. The stock was valued at $16,268 or $0.0012 per share

On August 22, 2013, the Company granted 7,496,036 shares of restricted common stock in final consideration for the convertible note dated April 29, 2011. The original amount of the note was $15,000. The final conversion was valued at $0.00084 per share or $6,298 including principle and interest.

On September 4, 2013, the Company settled its obligation to Trafalgar Capital Group, SARL, in the amount of $200,000 in debt. The settlement will relieve all encumbrances of Trafalgar on the Company's financials.

On September 9, 2013, the Company issued 2,500,000 of restricted common stock in consideration for services provided to the Board of Directors of the Company. The shares were valued at $0.0038 or $9,500.